Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	78,145,066	73,359,430
Common stock, shares outstanding	78,145,066	73,359,430